Property, Plant and Equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Joint operations	R$ 1,197,257	R$ 1,253,125
Energetico Cruzeiro Do Sul [Member]
IfrsStatementLineItems [Line Items]
Share	51.00%
H P P Maua Consorcio Energetico Cruzeiro Do Sul [Member]
IfrsStatementLineItems [Line Items]
Joint operations	R$ 567,082	591,053
H P P Maua Consorcio Energetico Cruzeiro Do Sul [Member] | In Service [Member]
IfrsStatementLineItems [Line Items]
Joint operations	859,888	859,882
H P P Maua Consorcio Energetico Cruzeiro Do Sul [Member] | In Progress [Member]
IfrsStatementLineItems [Line Items]
Joint operations	R$ 20,447	19,899
Annual average depreciation rate	2.74%
Accumulated Depreciation [Member] | In Service [Member]
IfrsStatementLineItems [Line Items]
Joint operations	R$ (313,253)	(288,728)
Accumulated Depreciation [Member] | In Progress [Member]
IfrsStatementLineItems [Line Items]
Joint operations	R$ (110,039)	(87,278)
H P P Baixo Iguacu [Member]
IfrsStatementLineItems [Line Items]
Share	30.00%
Joint operations	R$ 630,175	662,072
H P P Baixo Iguacu [Member] | In Service [Member]
IfrsStatementLineItems [Line Items]
Joint operations	697,225	693,487
H P P Baixo Iguacu [Member] | In Progress [Member]
IfrsStatementLineItems [Line Items]
Joint operations	R$ 42,989	R$ 55,863
Annual average depreciation rate	3.29%